Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
State tax benefit	$ 6,088,000	$ (1,161,000)	$ (2,461,000)
Gross benefit	28,466,000	(9,603,000)	(8,932,000)
Federal tax benefit	28,327,000	17,797,000	25,404,000
Unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate	378,000	370,000	504,000
(Income)/expense related to interest and penalties	2,500	(10,500)	(18,000)
Accrued amount for interest and penalties	63,000	60,500	71,000
Vision Bank [Member]
Income Taxes [Line Items]
State tax benefit	6,100,000	1,160,000
Gross benefit	3,450,000
Valuation allowance	2,290,000
Federal tax benefit	$ 803,000,000